Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Condensed Consolidating Statements of Operation Information

Condensed Consolidating Statements of Operation Information:

	Year Ended June 30, 2026
	PARENT	SUBSIDIARY	WFOE	VIE	Elimination	Consolidated
Revenue - third parties	$-	$-	$-	$40,698,799		$40,698,799
Revenue-Parent provides service to WFOE	436,800				(436,800)	-
Revenue-Parent provides service to VIE	99,200				(99,200)	-
Revenue – WFOE provides service to VIE			393,343		(393,343)	-

Cost of Revenue - third parties			858	36,541,135		36,541,993

Gross profit	536,000		392,485	4,157,664	(929,343)	4,156,806

Operating expenses	1,901,861	12,309	1,215,669	3,330,168		6,460,007
Operating expenses - WFOE provides service to VIE				393,343	(393,343)	-
Operating expenses - Parent provides service to WFOE			435,717		(435,717)	-
Operating expenses - Parent provides service to VIE				100,724	(100,724)	-
Loss from operations	(1,365,861)	(12,309)	(1,258,901)	333,429	441	(2,303,201)
Other income (expenses), net	109,191	(107)	34,814	(27,639)		116,259
Income tax expense						-
Loss before noncontrolling interest	(1,256,670)	(12,416)	(1,224,087)	305,790	441	(2,186,942)
Less: loss attributable to noncontrolling interest				(502)		(502)
Net loss attribute to the Company	$(1,256,670)	$(12,416)	$(1,224,087)	$306,292	441	$(2,186,440)

	Year Ended June 30, 2025
	Parent	Subsidiaries	WFOE	VIE	Elimination	Consolidated
Revenue - third parties	$-	$-	$-	$71,616,820		$71,616,820
Revenue - Parent provides service to WFOE	99,200				(99,200)	-
Revenue - Parent provides service to VIE	154,200				(154,200)	-
Revenue - WFOE provides service to VIE			1,350,560		(1,350,560)	-
Revenue - VIE purchases materials from WFOE			121,072		(121,072)	-
Revenue - from VIE’s label that is used by WFOE				926,286	(926,286)	-
Revenue - WFOE purchases materials from VIE				400	(400)
						-
Cost of Revenue - third parties			90,763	69,082,109		69,172,872
COST - VIE purchases materials from WFOE			400		(400)	-
COST - WFOE purchase materials from VIE				121,072	(121,072)	-

Gross profit	253,400		1,380,469	3,340,325	(2,530,246)	2,443,948

Operating expenses	2,391,610	130,465	2,410,541	2,666,047		7,598,663
Operating expenses - WFOE provides service to VIE				1,350,560	(1,350,560)	-
Operating expenses - VIE’s label that is used by WFOE			926,286		(926,286)	-
Operating expenses - Parent provides service to WFOE			100,641		(100,641)	-
Operating expenses - Parent provides service to VIE				155,799	(155,799)	-
Loss from operations	(2,138,210)	(130,465)	(2,056,999)	(832,081)	3,040	(5,154,715)
Other income (expenses), net	2,533	(5)	119,757	(47,100)		75,185
Income tax expense				6,596		6,596
Loss before noncontrolling interest	(2,135,677)	(130,470)	(1,937,242)	(885,777)	3,040	(5,086,126)
Less: loss attributable to noncontrolling interest				(432)		(432)
Net loss to the Company from continuing operation	(2,135,677)	(130,470)	(1,937,242)	(885,345)	3,040	(5,085,694)

	Year Ended June 30, 2024
	Parent	Subsidiaries	WFOE	VIE	Elimination	Consolidated
Revenue - third parties	$-	$-	$69,541	$23,906,326		$23,975,867
Revenue - Parent provided service to WFOE	275,100				(275,100)	-
Revenue - Parent provided service to VIE	143,600				(143,600)	-
Revenue - WFOE provided service to VIE			489,386		(489,386)	-
Revenue - VIE purchased materials from WFOE			57,082		(57,082)
Revenue - from VIE’s label that was used by WFOE				264,533	(264,533)	-
Revenue - WFOE purchased materials from VIE				57,082	(57,082)
						-
Cost of Revenue - third parties			69,156	23,432,606		23,501,762
COST - VIE purchased materials from WFOE			57,082		(57,082)
COST - WFOE purchased materials from VIE			-	57,082	(57,082)
					-	-
Gross profit	418,700	-	489,771	738,253	(1,172,619)	474,105

Operating expenses	6,996,227	324,954	3,535,554	1,742,757		12,599,492
Operating expenses - VIE expenses, corresponding to services provided by WFOE				489,386	(489,386)	-
Operating expenses - WFOE expenses for using VIE’s label			264,533		(264,533)
Operating expenses – WFOE expenses, corresponding to services provided by Parent			278,862		(278,862)
Operating expenses - VIE expenses, corresponding to services provided by Parent				146,150	(146,150)	-
Loss from operations	(6,577,527)	(324,954)	(3,589,178)	(1,640,040)	6,312	(12,125,387)
Other income (expenses), net	(1,665)	(61)	3,108	(97,300)		(95,918)
Income tax expense						-
Loss before noncontrolling interest	(6,579,192)	(325,015)	(3,586,070)	(1,737,340)	6,312	(12,221,305)
Less: loss attributable to noncontrolling interest				(10,695)		(10,695)
Net loss to the Company	(6,579,192)	(325,015)	(3,586,070)	(1,726,645)	6,312	(12,210,610)

Schedule of Condensed Consolidating Balance Sheets Information

Condensed Consolidating Balance Sheets Information:

	As of June 30, 2026
	PARENT	SUBSIDIARY -	WFOE	VIE	Elimination	Consolidated

Cash	$113,207	$1,491	$5,149	$311,399		$431,246
Restricted Cash				176,676		176,676
Accounts receivable			829,379	117,512		946,891
Accounts receivable - WFOE				33,388	(33,388)	-
Inventory				119,408		119,408
Inventory - WFOE				50,015	(50,015)	-
Value-added tax prepayment			49	67,024		67,073
Other receivables -Subsidiaries	40,015		5,146	2,540	(47,701)	-
Other receivables - VIE	4,241,403		14,679,970		(18,921,373)	-
Other receivables - WFOE	11,737,732			949,635	(12,687,367)	-
Other receivables - Parent		5,000			(5,000)	-
Other current assets	195,000		21,386	1,313,315		1,529,701

Total current assets	16,327,357	6,491	15,541,079	3,140,912	(31,744,844)	3,270,995

Property and equipment, net			6,901	15,788		22,689
Intangible assets, net			3,480,952	7,818,820	(48,452)	11,251,320
Right of use asset, net				222,487		222,487
Investment into subsidiaries	15,820,480				(15,820,480)	-
Investment into WFOE		13,949,894			(13,949,894)	-

Total non-current assets	15,820,480	13,949,894	3,487,853	8,057,095	(29,818,826)	11,496,496

Total Assets	$32,147,837	$13,956,385	$19,028,932	$11,198,007	(61,563,670)	$14,767,491

Accounts payable	$-	5,000	$6,737	$135,263		$147,000
Accounts payable - VIE			33,388		(33,388)
Contract liability			485	621,535		622,020
Accrued expenses and other payables	192,750		1,639	964,442	(259,023)	899,808
Due to related parties			43,460	8,564		52,024
Lease liability				174,629		174,629
Loan payable				5,579,292		5,579,292
Other payables - Parent		40,015	12,029,936	4,014,362	(16,084,313)	-
Other payables - Subsidiaries	5,000				(5,000)
Other payables - VIE		2,536	949,635		(952,171)	-
Other payables - WFOE		4,986		14,679,970	(14,684,956)	-

Total current liabilities	197,750	52,537	13,065,280	26,178,057	(32,018,851)	7,474,773

Lease liability - noncurrent				45,136		45,136

Total non-current liabilities				45,136		45,136

Total liabilities	197,750	52,537	13,065,280	26,223,193	(32,018,851)	7,519,909

Accumulated deficit	(16,776,582)	(1,916,632)	(12,876,152)	(15,063,967)	(79,123)	(46,712,456)
Other equity	48,726,669	15,820,480	18,839,804	38,781	(29,465,696)	53,960,038

Total equity	31,950,087	13,903,848	5,963,652	(15,025,186)	(29,544,819)	7,247,582

Total liabilities and stockholders’ equity	$32,147,837	$13,956,385	$19,028,932	$11,198,007	(61,563,670)	$14,767,491

	As of June 30, 2025
	Parent	Subsidiaries	WFOE	VIE	Elimination	Consolidated

Cash	$24,488	$1,598	$14,481	$580,240		$620,807
Accounts receivable			789,095	585,085		1,374,180
Accounts receivable - VIE						-
Accounts receivable - WFOE				31,766	(31,766)
Inventory				206,610		206,610
Inventory - VIE						-
Inventory - WFOE				47,738	(47,738)	-
Value-added tax prepayment			22,088	114,937		137,025
Other receivables-Subsidiaries	32,515		2,666	2,417	(37,598)	-
Other receivables - VIE	993,088		14,187,221		(15,180,309)	-
Other receivables - WFOE	10,249,731			1,423,840	(11,673,571)	-
Other receivables - Parent		5,000			(5,000)
Other current assets			336,120	247,530		583,650

Total current assets	11,299,822	6,598	15,351,671	3,240,163	(26,975,982)	2,922,272

Property and equipment, net			6,920	18,640		25,560
Intangible assets, net			3,045,369	503,000	(52,385)	3,495,984
Right of use asset, net			7,720	284,345		292,065
Investment into subsidiaries	15,820,480				(15,820,480)	-
Investment into WFOE		13,949,894			(13,949,894)	-

Total non-current assets	15,820,480	13,949,894	3,060,009	805,985	(29,822,759)	3,813,609

Total Assets	$27,120,302	$13,956,492	$18,411,680	4,046,148	(56,798,741)	$6,735,881

Accounts payable	$260,700	2,500	$41,066	$115,772		$420,038
Accounts payable - VIE			31,766		(31,766)
Accounts payable - WFOE						-
Short term loan						-
Contract liability			461	149,627		150,088
Accrued expense and other payable	750		1,117	804,862	(259,023)	547,706
Due to related parties			4,961	1,165		6,126
Lease liability			5,764	122,761		128,525
Loan payable				2,374,767		2,374,767
Other payables - Parent		32,514	10,031,174	726,742	(10,790,430)	-
Other payables - Subsidiaries	5,000				(5,000)
Other payables - VIE		2,536	1,423,840		(1,426,376)	-
Other payables - WFOE		2,677		14,187,221	(14,189,898)	-

Total current liabilities	266,450	40,227	11,540,149	18,482,917	(26,702,493)	3,627,250
Lease liability - noncurrent				166,436		166,436

Total non-current liabilities				166,436		166,436

Total liabilities	266,450	40,227	11,540,149	18,649,353	(26,702,493)	3,793,686

Accumulated deficit	(15,519,912)	(1,904,215)	(11,652,066)	(15,363,739)	(86,084)	(44,526,016)
Other equity	42,373,764	15,820,480	18,523,597	760,534	(30,010,164)	47,468,211

Total equity	26,853,852	13,916,265	6,871,531	(14,603,205)	(30,096,248)	2,942,195

Total liabilities and stockholders’ equity	$27,120,302	$13,956,492	$18,411,680	$4,046,148	(56,798,741)	$6,735,881

Schedule of Condensed Consolidating Cash Flows Information

Condensed Consolidating Cash Flows Information:

	Year Ended June 30, 2026
	PARENT	SUBSIDIARIES - HK entity	WFOE	VIE	Elimination	Consolidated

Net cash provided by/(used in) operating activities	$306,872	$(9,917)	$553,947	$1,125,256		$1,976,158

Net cash provided by/(used in) investing activities				(4,928,957)		(4,928,957)
Net cash provided by/(used in) investing activities (Parent to WFOE)			(1,737,759)		1,737,759
Net cash provided by/(used in) investing activities (WFOE to VIE)			(306,710)		306,710	-
Net cash provided by/(used in) investing activities (Parent to VIE)				(2,787,347)	2,787,347	-

Net cash provided by/(used in) financing activities			37,194	3,005,704		3,042,898
Net cash provided by/(used in) financing activities (Parent to VIE)	1,277,791			3,161,195	(4,438,986)	-
Net cash provided by/(used in) financing activities (Parent to subsidiaries)	(7,500)	7,500				-
Net cash provided by/(used in) financing activities (WFOE to parent)	(1,488,001)		1,445,813		42,188	-
Net cash provided by/(used in) financing activities (WFOE to subsidiaries)		2,308	(2,279)		(29)	-
Net cash provided by/(used in) financing activities (WFOE to VIE)				306,710	(306,710)	-
Net increase (decrease) in cash and cash equivalents	$88,720	$(109)	$(9,331)	$(92,164)	-	$(12,885)

	Year Ended June 30, 2025
	Parent	Subsidiaries	WFOE	VIE	Elimination	Consolidated

Net cash provided by/(used in) operating activities	$(258,984)	$(29,428)	$(186,960)	$(1,899,308)		$(2,374,680)
Net cash provided by/(used in) operating activities (WFOE to VIE)						-
						-
Net cash provided by/(used in) investing activities			(3,847,448)	(237,749)		(4,085,197)
Net cash provided by/(used in) investing activities (Parent to subsidiaries)	(1,500,000)				1,500,000	-
Net cash provided by/(used in) investing activities (Parent to WFOE)						-
Net cash provided by/(used in) investing activities (Subsidiaries to WFOE)		(1,499,554)	1,524,032		(24,478)	-
Net cash provided by/(used in) investing activities (WFOE to VIE)			(1,255,657)		1,255,657	-
Net cash provided by/(used in) investing activities (Parent to VIE)						-

Net cash provided by/(used in) financing activities	5,939,133		(102,795)	1,109,032		6,945,370
Net cash provided by/(used in) financing activities (Parent to VIE)	(258,842)		3,875,709	259,782	(3,876,649)	-
Net cash provided by/(used in) financing activities (Parent to subsidiaries)	(27,500)	1,527,500			(1,500,000)	-
Net cash provided by/(used in) financing activities (VIE to subsidiaries)						-
Net cash provided by/(used in) financing activities (WFOE to parent)	(3,945,505)				3,945,505	-
Net cash provided by/(used in) financing activities (WFOE to subsidiaries)		1,830			(1,830)	-
Net cash provided by/(used in) financing activities (WFOE to VIE)				1,255,657	(1,255,657)	-
Net increase (decrease) in cash and cash equivalents	$(51,698)	$(2,691)	$6,848	487,086		$439,545

Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives	Depreciation of property and equipment is provided using the straight-line method over estimated useful lives as follows:
Furniture and fixtures	3-5 years
Office equipment	3-5 years
Vehicles	5 years

Schedule of Revenue Sources

The following table shows the Company’s revenue by revenue sources:

	For the	For the	For the
	Year	Year	Year
	Ended	Ended	Ended
	June 30,	June 30,	June 30,
	2026	2025	2024
AI Multimodal Communication	$39,962,087	$70,682,408	$23,600,693
AI multimodal communication Services	36,274,575	69,438,410	23,600,693
AI multimodal digital solutions	2,209,180	-	-
AI digital technical service	885,624	1,243,998	-
AI agent services	592,708	-	-
All Other
Acoustic Intelligence Business	631,132	584,788	3,988
Ultrasonic Sound Air Disinfection Equipment	606,945	40,109	3,988
Upgraded Sonic Sterilization and Purification Guardian	11,784	246,616	-
Sleep Monitor	12,403	298,063	-
Software licensing	-	325,908	-
Project for China Unicom and China Mobile	100,791	-	-
Smart City business	-	-	37,113
Other	4,789	23,716	334,073
Total revenue	$40,698,799	$71,616,820	$23,975,867

Schedule of Exchange Rates used to Translate Amounts

The exchange rates used to translate amounts in RMB to USD for the purposes of preparing the CFS were as follows:

	June 30,	June 30,	June 30,
	2026	2025	2024
Period-end date USD: RMB exchange rate	6.8109	7.1586	7.1268
Average USD for the reporting period: RMB exchange rate	7.0034	7.1599	7.1326